Fees Summary	Apr. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 602,806,797.03
Previously Paid Amount	0.00
Total Fee Amount	83,247.62
Total Offset Amount	0.00
Net Fee	$ 83,247.62